Leases - Schedule of Maturities of Lease Liabilities (Details)	Dec. 31, 2025 USD ($)
Schedule of Maturities of Lease Liabilities [Abstract]
For the year ended December 31, 2026	$ 6,824
Less: amounts representing interest	(60)
Present Value of future minimum lease payments	6,764
Less: Current obligations	(6,764)
Long term obligations